Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Income [Abstract]
Vessel revenue, net	$ 155,519	$ 164,881	$ 107,036
Fees from related parties	$ 2,580	$ 2,578	$ 3,198
Revenue, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Revenue, net	$ 158,099	$ 167,459	$ 110,234
Expenses:
Voyage expenses	(5,524)	(3,297)	(2,851)
Vessel operating expenses	(53,785)	(46,985)	(42,260)
Management fees	(1,076)	(760)	(700)
General and administration expenses	(20,460)	(23,971)	(22,149)
Amortization of deferred dry-docking costs	(5,399)	(4,202)	(4,155)
Depreciation and amortization	(30,757)	(25,493)	(24,676)
Gain on sale of vessels, net - related party	0	0	8,094
Gain on sale of vessel, net	2,308	0	0
Loss on forward freight agreements, net	(64)	(177)	(188)
Operating income	43,342	62,574	21,349
Other income / (expenses), net:
Interest and finance costs	(21,721)	(20,603)	(20,694)
Loss on extinguishment of debt	(1,663)	(653)	(540)
Interest and other income	1,322	2,096	2,443
Interest income - related party	48	0	0
Other income - foreign currency forward contracts	46	0	0
Foreign currency exchange (loss) / gain, net	(132)	58	(276)
Total other expenses, net	(22,100)	(19,102)	(19,067)
Net income	$ 21,242	$ 43,472	$ 2,282
Net income per common share, basic (in dollars per share)	$ 1.02	$ 2.12	$ 0.12
Net income per common share, diluted (in dollars per share)	$ 1.01	$ 2.11	$ 0.12
Weighted average common shares outstanding, basic (in shares)	20,471,002	19,745,379	18,394,419
Weighted average common shares outstanding, diluted (in shares)	20,537,796	19,879,876	18,442,688